Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

While we do not have a formal written policy in place with regard to the timing of stock option and stock appreciation rights awards in relation to the disclosure of material nonpublic information, the NCG&C Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Previous awards of stock options have generally been made in tandem with and at the same time that the Company has issued other types of equity awards as part of its ordinary annual grant practices. Stock option grants, as well as other equity incentive grants, if made, are effective on the date the award determination is made by the NCG&C Committee, and the exercise price of any equity based awards is the closing market price of the Common Shares on the last trading day immediately preceding the date of grant.

Award Timing Method	Stock option grants, as well as other equity incentive grants, if made, are effective on the date the award determination is made by the NCG&C Committee, and the exercise price of any equity based awards is the closing market price of the Common Shares on the last trading day immediately preceding the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false